Disposal of Guazi and conversion of Guazi Convertible Note	12 Months Ended
Dec. 31, 2017
Disposal of Guazi and conversion of Guazi Convertible Note
9.	Disposal of finance business

In the second half of 2017, the Group entered into a series of definitive agreements relating to the disposal of the finance business and the related legal entities (the “Finance Business”) to a newly established investment holding entity majority-owned by Mr. Jinbo Yao (the “Acquirer Entity”), the chief executive officer and also a principal shareholder of the Company, who in return committed to provide RMB150 million as capital contributions to the Finance Business within nine months subsequent to the disposal, of which RMB 70 million was contributed to the Finance Business in 2017. Pursuant to the definitive agreements, upon the completion of the disposal of the Finance Business, the Group holds neither legal ownership nor effective control of the Finance Business, and received a profit sharing right, with fair value of approximately RMB151 million based on discounted cash flow model, for a portion of the future pre-tax profit of the Finance Business when the Finance Business has a positive pre-tax income on a cumulative basis. As part of the disposal, in addition to the profit sharing right, (i) the Group’s original capital contribution for the Finance Business of approximately RMB286 million will be repaid to the Group from the Acquirer Entity in installments, including interest at a rate to be determined based on the market interest rate, over 3 years subsequent to the disposal date; and (ii) repayments from borrowers for automobile financing receivables that were outstanding as of the disposal date, amounting to RMB132 million, will be repaid to the Group no later than 3 years after the disposal date. The transaction was completed in October 2017.

Upon the completion of the transaction in October 2017, the legal entities of the Finance Business were assessed as VIEs and Mr. Yao is considered as the primary beneficiary of the Finance Business because Mr. Yao holds a majority equity stake in the Acquirer Entity, and hence obtains majority voting rights in the Finance Business through his equity stake, possesses the power to direct the activities of the Finance Business that would most significantly impact its economic performance, and also exposes to benefits and losses of the Finance Business. Accordingly, the Finance Business was deconsolidated from the Group. As a result of the disposal, the Group recognized a gain amounted to RMB87.8 million in the consolidated statements of changes in equity as the difference between the net carrying amount of the derecognized assets and liabilities of the Finance Business and the profit sharing right and the other receivables due from the Acquirer Entity. Although the disposal of the Finance Business is not considered as a common control transaction because Mr. Yao has a controlling interest in the Acquirer Entity but not in Group, given he is a principal shareholder of the Group, the Group recorded the gain in equity account as additional paid-in capital by Mr. Yao. The profit sharing right is treated as contingent consideration received upon disposal of the business and is recorded as a long-term asset carried at amortized cost less impairment.

Separately, the Group has also entered into an arrangement to provide certain future services to the Finance Business in exchange for further profit sharing rights. The future services will be provided on an undiscounted basis. The Group will record revenue for these services upon meeting all of the revenue recognition criteria. There was no revenue recognized under this arrangement for the year ended December 31, 2017.

The total profit sharing rights obtained by the Group, entitle the Group to a certain percentage of the future pre-tax profit of the Finance Business when the Finance Business has a positive pre-tax income on a cumulative basis. Moreover, the total profit sharing rights do not have an expiration date and the Group would be able to convert its profit sharing right with respect to Finance Business into the same percentage of Finance Business’s equity interest, subject to applicable regulatory approvals.

Guazi [Member]
Disposal of Guazi and conversion of Guazi Convertible Note
6.	Disposal of Guazi and conversion of Guazi Convertible Note

As part of the acquired Ganji business, Guazi is engaged in the business of operating an online C2C platform for trading used cars and providing relevant services.

On December 31, 2015, the following transactions were completed pursuant to a share purchase agreement, dated November 25, 2015, by and among the Company, the entities of Guazi and Mr. Haoyong Yang, former co-chairman of the Company’s board of directors (the “Guazi Purchaser”):

•	The Company transferred 54.4% ownership interest in Guazi to the Guazi Purchaser in return for cash proceeds of RMB324.7 million (US$50.0 million).

•
The Company concurrently used the proceeds of RMB324.7 million (US$50.0 million) to invest in a RMB324.7 million (US$50.0 million) non-interest bearing Guazi Convertible Note. The Guazi Convertible Note is convertible into preference shares of Guazi to be issued in Guazi’s subsequent round of financing at the same price paid by other investors.

•
The Company retained 45.6% ownership interest in Guazi by purchasing 38.8 million Series A convertible and redeemable preference shares of Guazi (the “Series A Guazi Shares”) at the par value of the shares.

The negotiation and execution of the transactions mentioned above were not dependent with the acquisition of Ganji.

As a result of the Company’s loss of control over Guazi on December 31, 2015, the Company derecognized the assets and liabilities, including allocated goodwill attributable to Guazi, which amounted to RMB180.4 million (US$27.8 million), and recognized the investment in Series A Guazi Shares at fair value of RMB348.6 million (US$53.7 million), the investment in Guazi Convertible Note at fair value of RMB307.2 million (US$47.3 million), a gain on disposal of Guazi of RMB472.2 million (US$73.2 million) on December 31, 2015.

The Series A Guazi Shares and the Guazi Convertible Note were considered as the consideration received by the Company in return for the disposal of Guazi. The Company assessed the fair values of the Series A Guazi Shares and Guazi Convertible Note on the disposal date with the assistance of a third-party independent valuation specialist. The fair values were based on significant inputs not observable in the market, and thus represented Level 3 measurements.

Subsequently, the investment in Series A Guazi Shares was accounted for under cost method in accordance with ASC 325-20 as the shares held by the Company were not considered in-substance common stock and the shares do not have readily determinable fair value. The Company also determined that the host contract of Series A Guazi Shares is equity in nature and there was no embedded derivative that needs to be separately accounted for in accordance with ASC 815-15-25-1.

The Company accounted for its investment in Guazi Convertible Note under ASC 310 which was carried at amortized cost using effective interest rate method and presented it as a long term prepayment for additional shares of Guazi upon note conversion.

In March 2016, the Company converted the entire amount of Guazi Convertible Note into 62.5 million Guazi Series B1 Shares based on a conversion price of US$0.80 per share. Upon the conversion, the Company recognized a loss of RMB84.2 million (US$12.9 million) in “others, net” in its consolidated statement of comprehensive income/(loss), which resulted from different liquidation preferences and participating rights among the sub classes of Guazi Series B preference shares, although the conversion price was the same as the issuance price paid by other Series B preference share investors of Guazi. The different liquidation preferences and participating rights among the sub classes of Guazi Series B preference shares were resulted from negotiation between the Company and various investors during Guazi Series B round of financing which commenced and completed in the first quarter of 2016.

The Guazi Series B1 Shares was measured at fair value of RMB239.5 million (US$37.1 million) on the date of conversion with the assistance of a third-party independent valuation specialist. The fair value was based on significant inputs not observable in the market, and thus represented Level 3 measurements. As of December 31, 2017, the investment in Guazi Series B1 Shares was accounted for under cost method as the shares invested by the Group were not considered as in-substance common stock and the shares did not have readily determinable fair value or quoted market price.